Taxes On Income (Schedule Of Taxes On Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current taxes: Domestic	$ 36,888	$ 31,654	$ 28,613
Current taxes: Foreign	9,635	13,884	15,990
Taxes on income, current	46,523	45,538	44,603
Adjustment for previous years: Domestic	82,407	(7,298)	(20,688)
Adjustment for previous years: Foreign	16	147	26
Adjustment for previous years, total	82,423	(7,151)	(20,662)
Deferred income tax: Domestic	342	(865)	(391)
Deferred income tax: Foreign	2,099	(1,079)	(4,136)
Deferred income tax expense (benefit), total	2,441	(1,944)	(4,527)
Domestic	119,637	23,491	7,534
Foreign	11,750	12,952	11,880
Actual tax expenses	$ 131,387	$ 36,443	$ 19,414